Note 11 - Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	January 31, 2014	January 31, 2013
Accrued compensation and benefits	8,346	6,989
Accrued professional fees	1,780	1,063
Other accrued liabilities	6,631	4,321
	16,757	12,373